POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MARCH 22, 2011 TO THE
PROSPECTUS DATED FEBRUARY 28, 2011 OF:

PowerShares S&P SmallCap Consumer Discretionary Portfolio
PowerShares S&P SmallCap Consumer Staples Portfolio
PowerShares S&P SmallCap Energy Portfolio
PowerShares S&P SmallCap Financials Portfolio
PowerShares S&P SmallCap Health Care Portfolio
PowerShares S&P SmallCap Industrials Portfolio
PowerShares S&P SmallCap Information Technology Portfolio
PowerShares S&P SmallCap Materials Portfolio
PowerShares S&P SmallCap Utilities Portfolio

Effective March 23, 2011, the ticker symbols for the above-listed portfolios (each, a "Fund") are changed in accordance with the following:

Fund Name	Old Ticker Symbol	New Ticker Symbol
PowerShares S&P SmallCap Consumer Discretionary Portfolio	XLYS	PSCD

PowerShares S&P SmallCap Consumer Staples Portfolio	XLPS	PSCC

PowerShares S&P SmallCap Energy Portfolio	XLES	PSCE

PowerShares S&P SmallCap Financials Portfolio	XLFS	PSCF

PowerShares S&P SmallCap Health Care Portfolio	XLVS	PSCH

PowerShares S&P SmallCap Industrials Portfolio	XLIS	PSCI

PowerShares S&P SmallCap Information Technology Portfolio	XLKS	PSCT

PowerShares S&P SmallCap Materials Portfolio	XLBS	PSCM

PowerShares S&P SmallCap Utilities Portfolio	XLUS	PSCU

All references in the Prospectus to the old ticker symbol for each Fund are hereby deleted and replaced with the new ticker symbol for the Fund.

Please Retain This Supplement For Future Reference.

P-SCS-PRO-STK-1 3/22/11

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MARCH 22, 2011 TO THE
STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2011 OF:

PowerShares S&P SmallCap Consumer Discretionary Portfolio
PowerShares S&P SmallCap Consumer Staples Portfolio
PowerShares S&P SmallCap Energy Portfolio
PowerShares S&P SmallCap Financials Portfolio
PowerShares S&P SmallCap Health Care Portfolio
PowerShares S&P SmallCap Industrials Portfolio
PowerShares S&P SmallCap Information Technology Portfolio
PowerShares S&P SmallCap Materials Portfolio
PowerShares S&P SmallCap Utilities Portfolio

Effective March 23, 2011, the ticker symbols for the above-listed portfolios (each, a "Fund") are changed in accordance with the following:

Fund Name	Old Ticker Symbol	New Ticker Symbol
PowerShares S&P SmallCap Consumer Discretionary Portfolio	XLYS	PSCD

PowerShares S&P SmallCap Consumer Staples Portfolio	XLPS	PSCC

PowerShares S&P SmallCap Energy Portfolio	XLES	PSCE

PowerShares S&P SmallCap Financials Portfolio	XLFS	PSCF

PowerShares S&P SmallCap Health Care Portfolio	XLVS	PSCH

PowerShares S&P SmallCap Industrials Portfolio	XLIS	PSCI

PowerShares S&P SmallCap Information Technology Portfolio	XLKS	PSCT

PowerShares S&P SmallCap Materials Portfolio	XLBS	PSCM

PowerShares S&P SmallCap Utilities Portfolio	XLUS	PSCU

All references in the Statement of Additional Information to the old ticker symbol for each Fund are hereby deleted and replaced with the new ticker symbol for the Fund.

Please Retain This Supplement For Future Reference.

P-SCS-SOIA-STK-1 3/22/11